Restricted Cash	6 Months Ended
Jun. 30, 2025
Restricted Cash [Abstract]
RESTRICTED CASH

4. RESTRICTED CASH

Restricted cash was HK$14,545,723 and HK$15,125,542 (approximately US$1,926,845) as of December 31, 2024 and June 30, 2025, respectively. The restricted cash represented deposits pledged to Bank of Ningbo Co., Ltd and Bank of China to principally secure the Group’s bills payable which has a maximum length of eight months.